Provision for reclamation liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of Provision for Reclamation Liabilities Explanatory [Abstract]
Provision for reclamation liabilities
11.	Provision for reclamation liabilities

($000s)	December 31, 2021	December 31, 2020
Beginning of the period	6,164	6,865
Disbursements	(3,320)	(811)
Environmental rehabilitation expense	5,515	-
Accretion	83	110
End of the period	8,442	6,164

Provision for reclamation liabilities – current	3,680	2,500
Provision for reclamation liabilities – long-term	4,762	3,664
	8,442	6,164

The estimate of the provision for reclamation obligations, as at December 31, 2021, was calculated using the estimated discounted cash flows of future reclamation costs of $8.4 million (December 31, 2020 - $6.2 million) and the expected timing of cash flow payments required to settle the obligations between 2022 and 2026. As at December 31, 2021, the undiscounted future cash outflows are estimated at $8.2 million (December 31, 2020 – $6.2 million) primarily over the next three years. For the year ended December 31, 2021, reclamation disbursements amounted to $3.3 million (2020 - $0.8 million).

In 2018, the Company filed an updated reclamation and closure plan for the Johnny Mountain mine site and charged $7.4 million of rehabilitation expenses to the consolidated statements of operations and comprehensive income (loss). The Johnny Mountain Mine site was acquired, along with the Iskut Project, during the Snip Gold acquisition in 2016. Expenditures were expected to be incurred between 2018 and 2022 and include the estimated costs for the closure of all adits and vent raises, removal of the mill and buildings, treatment of landfills and surface water management as well as ongoing logistics, freight and fuel costs. In 2021, the Company updated the closure plan for the Johnny Mountain mine site and charged an additional $5.4 million of rehabilitation expenses to the consolidated statements of operations and comprehensive income (loss).

As at December 31, 2021, the Company has placed a total of $15.2 million (December 31, 2020 - $6.8 million) on deposit with financial institutions or with government regulators that are pledged as security against reclamation liabilities. This includes an $8.5 million deposit placed with a financial institution in 2021 (December 31, 2020 - $5.2 million) pledged as security for the fish habitat offsetting plans, and access road reclamation obligations at KSM. The deposits are recorded on the consolidated statements of financial position as security deposits.